SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2024	2023	2022

Services and fees (1)	106,272	91,853	73,401
Labor cost	382,392	355,967	299,139
Depreciation of property, plant and equipment	23,915	16,562	13,990
Amortization of intangible assets	43,201	37,126	26,395
Maintenance and expenses	12,312	10,340	8,311
Taxes	149,256	164,935	170,216
Office expenses	86,016	72,426	41,921
Freight and transportation	812,694	681,416	499,127
Increase (decrease) of allowance for doubtful accounts	5,566	12,528	114
Others	29,135	28,525	11,032

Selling, general and administrative expenses	1,650,759	1,471,678	1,143,646
(1) For the year ended December 31, 2024, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $4,411, including $3,954 for audit services, $338 for audit-related services, and $119 for all other services.
For the year ended December 31, 2023, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $5,340, including $4,783 for audit services, $268 for audit-related services, $8 for tax services and $281 for all other services.
For the year ended December 31, 2022, it includes fees accrued for professional services rendered by PwC to Ternium S.A. and its subsidiaries that amounted to $3,991, including $3,681 for audit services, $272 for audit-related services and $38 for all other services.